[redacted]

15008078

Received SEC

OCT 27 2015

Washington, DC 20549

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

CERTNAS
001-33409

By Electronic Mail

October 27, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 26, 2015 The Nasdaq Stock Market (the "Exchange") received from T-Mobile US, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.00001 par value per share
5.50% Mandatory Convertible Preferred Stock, Series A, $0.00001 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

The NASDAQ Stock Market LLC, 805 King Farm Blvd., Rockville, MD 20850